Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Unrecognized compensation costs		$ 2,140
Weighted-average recognition period		1 year 11 months 12 days
Weighted-average fair value of options		$ 789,425
Vested shares	2.31
Total intrinsic value	$ 829	$ 1,821
Stock Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	41,240,618		35,874,244
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	1,293,113
Unrecognized compensation costs	$ 1,466
Weighted-average recognition period	1 year 11 months 19 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Weighted-average recognition period	2 years 6 months
Unrecognized compensation cost related to unvested RSUs	$ 23,931
RSU's granted	4,583,634
Restricted Stock Units (RSUs) [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	549,654